INCOME TAXES (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended		24 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2021
Unrecognized tax benefits that, if recognized, would affect the effective tax rate.	$ 117,000		$ 115,000
Effective tax rate	0.10%	(10.00%)	(1.10%)	(6.50%)
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	2100.00%		21.00%	21.00%
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential, Percent	0.00%		(11.30%)	98.90%
Effective Income Tax Rate Reconciliation, Percent	(0.10%)	10.00%	1.10%	6.50%
Cumulative loss					3 years
Valuation allowance			$ 8,728,000
Accruals for interest and penalties			0
Net increase (decrease) in accured interest and penalities			0
Austin Taylor Communications, Ltd. [Member]
Net operating loss carryforward			7,462,000
Net2Edge [Member]
Net operating loss carryforward			9,700,000
Pretax losses			955,000	$ 1,519,000
Transition Networks China [Member]
Net operating loss carryforward			0
Suttle Costa Rica, S.A. [Member]
Net operating loss carryforward			0
Domestic Tax Authority [Member]
Net operating loss carryforward			10,940,000
Capital loss carryforward			1,930,000
Income tax benefit related to research and development credit			1,554,000
Tax credit carryforward related to research and development			467,000
State and Local Jurisdiction [Member]
Income tax benefit related to research and development credit			1,024,000
Tax credit carryforward related to research and development			$ 594,000